Stock-Based Compensation - Summary of Restricted Stock Units Activity (Details) - Restricted Stock Units - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, beginning balance	952	647
Weighted average grant date fair value, beginning balance	$ 2,552.69	$ 5,418.52
Number of shares, Granted	12,519	886
Weighted average grant date fair value, Granted	$ 30.43	$ 1,439.81
Number of shares, Vested and settled	(887)	(501)
Weighted average grant date fair value, vested and settled	$ 1,314.11	$ 4,254.54
Number of shares, Expired/forfeited/cancelled	(1,973)	(80)
Weighted averagegrant date fair value, Expired/forfeited/cancelled	$ 205.75	$ 2,747.06
Number of shares, ending balance	10,611	952
Weighted average grant date fair value, ending balance	$ 116.81	$ 2,552.69
Number of shares, Expected to vest	10,233